Long-term Investments (Details) (USD $)	12 Months Ended								1 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Correction of 2012 results of an investee	Dec. 31, 2011 CRIC	Dec. 31, 2013 Cost Method	Dec. 31, 2012 Cost Method	Dec. 31, 2011 Cost Method	Oct. 31, 2011 Cost Method Yunfeng Funds	Dec. 31, 2013 Equity Method	Dec. 31, 2012 Equity Method CRIC	Dec. 31, 2011 Equity Method CRIC	Dec. 31, 2013 Equity Method E-House	Dec. 31, 2012 Equity Method E-House	Apr. 20, 2012 Equity Method E-House	Dec. 31, 2013 Equity Method Others	Dec. 31, 2012 Equity Method Others	Dec. 31, 2011 Equity Method Others	Dec. 31, 2013 Available-for-sale Securities	Dec. 31, 2012 Available-for-sale Securities	Dec. 31, 2011 Available-for-sale Securities
Long-term Investments
Balance at the beginning of the period	$ 466,875,000	$ 463,939,000	$ 508,113,000			$ 153,886,000	$ 129,237,000	$ 31,368,000		$ 222,200,000	$ 244,388,000	$ 466,460,000	$ 183,754,000			$ 41,116,000	$ 26,450,000	$ 7,917,000	$ 88,119,000	$ 63,864,000	$ 2,368,000
Investments made	48,537,000	304,253,000	253,256,000			40,427,000	34,623,000	96,829,000	50,000,000			2,068,000		190,669,000		3,341,000	10,300,000	18,702,000	4,769,000	68,661,000	135,657,000
Income (loss) from investment	9,525,000	(10,730,000)	1,466,000	(1,800,000)							(9,077,000)	2,641,000	2,250,000	(7,657,000)		7,275,000	6,004,000	(1,175,000)
Investment impairment	(6,134,000)	(18,498,000)	(281,548,000)		(230,300,000)	(6,134,000)	(8,580,000)	(386,000)				(230,258,000)					(1,546,000)			(8,372,000)	(50,904,000)
Unrealized gain (loss)	46,787,000	30,373,000	(23,257,000)																46,787,000	30,373,000	(23,257,000)
Disposal\dilution of investment	(40,373,000)	(304,463,000)				(26,145,000)	(1,584,000)				(236,212,000)		(10,205,000)			(4,023,000)	(260,000)			(66,407,000)
Dividend received	(6,484,000)												(4,400,000)			(2,084,000)
Others	7,854,000	2,001,000	5,909,000			2,703,000	190,000	1,426,000			901,000	3,477,000	3,806,000	742,000		1,345,000	168,000	1,006,000
Balance at the end of the period	526,587,000	466,875,000	463,939,000			164,737,000	153,886,000	129,237,000		222,200,000		244,388,000	175,205,000	183,754,000		46,970,000	41,116,000	26,450,000	139,675,000	88,119,000	63,864,000
Operating data:
Revenue	811,048,000	528,198,000
Gross profit	524,987,000	276,876,000
Loss from operations	74,009,000	(18,599,000)
Net income (loss)	63,195,000	(30,205,000)
Net income (loss) attributable to our equity method investments companies	64,066,000	(23,740,000)
Balance sheet data:
Current assets	1,159,823,000	789,381,000
Long-term assets	446,680,000	434,744,000
Current liabilities	410,587,000	249,963,000
Long-term liabilities	180,621,000	54,357,000
Non-controlling interest	14,727,000	6,189,000
Allocation of cost
Carrying value of equity investment													175,205,000	183,754,000	190,669,000
Proportionate share of investee's net tangible and intangible assets													169,194,000	169,729,000	175,777,000
Excess of carrying value of investment proportionate share of investee's net tangible and intangible assets													6,011,000	14,025,000	14,892,000
The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets													9,478,000	18,078,000	19,282,000
Deferred tax liabilities													(3,467,000)	(4,053,000)	(4,390,000)
Cumulative earnings (losses) in equity interest													$ (5,407,000)	$ (7,657,000)
Weighted average life of the intangible assets recorded in investee's financial statements													8 years
Weighted average life of the intangible assets not recorded in investee's financial statements													6 years